UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-553700

Nicholas Money Market Fund, Inc.

(Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of principal executive offices)          (Zip code)

Albert O. Nicholas

700 North Water Street

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 12/31/2003

Date of reporting period: 06/30/2003

Item 1. Report to Shareholders

NICHOLAS MONEY MARKET FUND, INC.                                                                                                                                             August 2003

Report to Fellow Shareholders:

During the first six months of 2003, short-term interest rates fell by roughly one quarter of a percent as Federal Reserve policy makers responded to the continuing stagnant U.S. economy by lowering their target rate from 1.25% to 1.00%. The 7-day current and effective yields for Nicholas Money Market Fund (the "Fund") declined for the period, beginning the year at 1.04% and 1.04%, respectively, and ending on June 30, 2003 at 0.70% and 0.71%, respectively.

The Funds dollar-weighted average portfolio maturity was 30 days as of June 30, 2003. Approximately 96% of the Funds holdings were in commercial paper with the rest invested in variable rate securities. At June 30, 2003, the Fund finished above average for 12-month yield as compared to its peer group, the Taxable First Tier Money Fund Group, as reported by "Money Market Insight," a publication of iMoneyNet, Inc. The average 12-month yield for the group was 0.81%, while the Fund had a yield of 1.10%. The Fund ranked 54th out of 338 funds in this group for 12-month yield, which puts it within the top 16%. Selected yields are provided in the chart below for the periods ended June 30 and July 31, 2003:

	Yield As Of 06/30/2003	Yield As Of 07/31/2003
Current 7-day*	0.70%	0.59%
Effective 7-day*	0.71%	0.59%
Current 12-month*	1.10%	1.03%
Effective 12-month*	1.10%	1.04%

Although there are signs the economy is accelerating, the labor market indicators are mixed and concerns about deflation still persist. The Federal Reserve Board is indicating that they are not interested in raising interest rates any time soon. Because of this, we would expect the yields from securities the Fund buys to remain about where they are for the rest of the year.

Thank you for your continued support.

Sincerely,

Jeffrey T. May

Portfolio Manager

*The current yield represents the annualized net investment income per share for the stated time periods. The effective yield assumes compounding. All performance and ranking data is historical and does not represent future results. Total returns are historical and include change in share price and reinvestment of dividend and capital gain distributions. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. An investment in the Fund is neither insured nor guaranteed by the United States Government and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

Statement of Net Assets
June 30, 2003 (unaudited)
-----------------------------------------------------------------------------------------------------
                                                                            Yield to       Amortized
  Principal                                                  Maturity       Maturity          Cost
   Amount                                                      Date       (Note 1(b))     (Note 1(a))
-------------                                              ------------   -----------   -------------
COMMERCIAL PAPER - 96.02%
  $2,150,000  Citigroup Global Markets Holdings Inc. ...... 07/01/2003       1.26%       $  2,150,000
   1,750,000  Merrill Lynch & Co., Inc. ................... 07/01/2003       1.32%          1,750,000
   2,575,000  Pfizer Inc. ................................. 07/01/2003       1.20%          2,575,000
   3,000,000  U.S. Bancorp ................................ 07/02/2003       1.25%          2,999,897
   2,000,000  American Express Credit Corporation ......... 07/03/2003       1.24%          1,999,865
     200,000  Toyota Credit de Puerto Rico Corporation .... 07/03/2003       1.26%            199,986
   1,000,000  LaSalle Bank Corporation .................... 07/07/2003       1.24%            999,797
     800,000  Toyota Credit de Puerto Rico Corporation .... 07/07/2003       1.27%            799,833
   2,025,000  E.I. DuPont de Nemours & Company ............ 07/08/2003       1.20%          2,024,536
     400,000  American Honda Finance Corporation .......... 07/09/2003       1.17%            399,898
   2,100,000  BASF A.G. ................................... 07/09/2003       1.25%          2,099,426
   1,850,000  American Express Credit Corporation ......... 07/10/2003       1.24%          1,849,436
   1,325,000  ChevronTexaco Funding Corporation ........... 07/10/2003       1.22%          1,324,603
   2,100,000  Citigroup Global Markets Holdings Inc. ...... 07/10/2003       1.08%          2,099,443
   1,325,000  ChevronTexaco Funding Corporation ........... 07/11/2003       1.22%          1,324,558
   1,500,000  Schering-Plough Corporation ................. 07/11/2003       1.23%          1,499,496
     495,000  General Electric Capital Corporation ........ 07/14/2003       1.26%            494,778
   1,500,000  Toyota Credit de Puerto Rico Corporation .... 07/14/2003       1.23%          1,499,345
   2,000,000  Prudential PLC .............................. 07/15/2003       1.24%          1,999,051
   1,750,000  U.S. Bancorp ................................ 07/15/2003       1.24%          1,749,170
   3,400,000  Goldman Sachs Group, Inc. (The) ............. 07/16/2003       1.01%          3,398,583
   2,250,000  SBC International, Inc. ..................... 07/16/2003       1.11%          2,248,978
     700,000  Toyota Credit de Puerto Rico Corporation .... 07/16/2003       1.26%            699,638
   1,300,000  General Electric Capital Corporation ........ 07/17/2003       1.23%          1,299,301
   2,075,000  Marshall & Ilsley Corporation ............... 07/17/2003       1.23%          2,073,884
   1,500,000  Schering-Plough Corporation ................. 07/18/2003       1.23%          1,499,143
   1,750,000  Abbott Laboratories ......................... 07/22/2003       0.95%          1,749,040
   1,000,000  E.I. DuPont de Nemours & Company ............ 07/22/2003       1.21%            999,306
   1,500,000  General Electric Capital Corporation ........ 07/23/2003       1.24%          1,498,881
   3,000,000  SBC International, Inc. ..................... 07/23/2003       0.96%          2,998,258
   2,500,000  Fiserv, Inc. ................................ 07/24/2003       1.63%          2,497,444
   1,460,000  General Electric Capital Corporation ........ 07/24/2003       1.26%          1,458,843
   1,095,000  American General Finance Corporation ........ 07/25/2003       1.10%          1,094,212
   1,925,000  Citigroup Global Markets Holdings Inc. ...... 07/25/2003       1.04%          1,923,691
   1,465,000  General Electric Capital Corporation ........ 07/25/2003       1.26%          1,463,789
   1,350,000  Coca-Cola Enterprises Inc. .................. 07/28/2003       1.22%          1,348,785
   2,200,000  ChevronTexaco Funding Corporation ........... 07/29/2003       1.22%          2,197,947
   1,350,000  Coca-Cola Enterprises Inc. .................. 07/30/2003       1.22%          1,348,695
   1,800,000  Fiserv, Inc. ................................ 07/30/2003       1.52%          1,797,825
   1,850,000  BASF A.G. ................................... 07/31/2003       1.22%          1,848,150
   3,000,000  Wells Fargo & Company ....................... 07/31/2003       1.03%          2,997,475
   1,400,000  ChevronTexaco Funding Corporation ........... 08/01/2003       1.22%          1,398,553
   1,800,000  Fiserv, Inc. ................................ 08/01/2003       1.57%          1,797,598
     500,000  Coca-Cola Enterprises Inc. .................. 08/05/2003       0.93%            499,553
   1,250,000  Toyota Credit de Puerto Rico Corporation .... 08/07/2003       0.94%          1,248,805
     700,000  Toyota Motor Credit Corporation ............. 08/08/2003       1.15%            699,165
   1,200,000  Pfizer Inc. ................................. 08/11/2003       0.92%          1,198,756
   3,000,000  American Honda Finance Corporation .......... 08/12/2003       0.92%          2,996,815
   1,900,000  Pfizer Inc. ................................. 08/13/2003       0.85%          1,898,094
   1,675,000  Merrill Lynch & Co., Inc. ................... 08/14/2003       1.10%          1,672,789
     750,000  Prudential PLC .............................. 08/14/2003       1.11%            749,001
   2,050,000  American Honda Finance Corporation .......... 08/15/2003       1.02%          2,047,437
   1,675,000  Merrill Lynch & Co., Inc. ................... 08/15/2003       1.10%          1,672,739
   1,500,000  LaSalle Bank Corporation .................... 08/18/2003       1.06%          1,497,920
   2,375,000  McGraw-Hill Companies, Inc. (The) ........... 08/19/2003       1.19%          2,371,218
   1,325,000  Marshall & Ilsley Corporation ............... 08/20/2003       0.91%          1,323,344
   2,250,000  Marshall & Ilsley Corporation ............... 08/21/2003       0.91%          2,247,131
   1,500,000  LaSalle Bank Corporation .................... 08/22/2003       1.06%          1,497,747
   1,050,000  LaSalle Bank Corporation .................... 08/25/2003       1.05%          1,048,348
   1,050,000  LaSalle Bank Corporation .................... 08/26/2003       1.05%          1,048,318
     975,000  BASF A.G. ................................... 08/27/2003       1.03%            973,441
   5,000,000  HSBC USA Inc. ............................... 08/28/2003       0.89%          4,992,911
   1,220,000  BASF A.G. ................................... 08/29/2003       1.02%          1,218,001
   3,100,000  E.I. DuPont de Nemours & Company ............ 09/03/2003       1.09%          3,094,103
   1,150,000  American Express Credit Corporation ......... 09/04/2003       1.03%          1,147,903
   1,125,000  American Express Credit Corporation ......... 09/08/2003       1.03%          1,122,822
   3,375,000  Prudential PLC .............................. 09/10/2003       1.00%          3,368,477
   2,100,000  Schering-Plough Corporation ................. 09/16/2003       0.93%          2,095,868
   1,000,000  Schering-Plough Corporation ................. 09/19/2003       1.00%            997,822
                                                                                         ------------
                   TOTAL COMMERCIAL PAPER ...............                                 118,204,665
                                                                                         ------------
VARIABLE RATE SECURITIES - 4.09%
   5,000,000  Anchor National Life
               Funding Agreement (1) (2) .................. 07/01/2003       1.36%          5,000,000
      29,162  U.S. Bank N.A. (1) .......................... 07/01/2003       0.78%             29,162
                                                                                         ------------
                   TOTAL VARIABLE RATE SECURITIES .........                                 5,029,162
                                                                                         ------------
                   TOTAL INVESTMENTS - 100.11%.............                               123,233,827
                                                                                         ------------
                   LIABILITIES, NET OF
                    OTHER ASSETS - (0.11)% ................                                  (130,566)
                                                                                         ------------
                   TOTAL NET ASSETS (Basis of
                    percentages disclosed above) - 100% ...                              $123,103,261
                                                                                         ------------
                                                                                         ------------
                   NET ASSET VALUE PER SHARE ($.0001 par value, 3,000,000,000 shares authorized), offering price and redemption price
                    ($123,103,261 / 123,103,261 shares outstanding) ................            $1.00
                                                                                                -----
                                                                                                -----
(1)  These securities are subject to a demand feature as defined by the Securities and Exchange
Commission.
(2)  Not readily marketable for a 90 day period.

        The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations
For the six months ended June 30, 2003 (unaudited)
-------------------------------------------------------------------------------
INCOME
   Interest ..........................................      $854,948
                                                            --------
EXPENSES
   Management fee ....................................       199,744
   Transfer agent fees ...............................        28,981
   Registration fees .................................        20,462
   Audit and tax consulting fees .....................         7,950
   Postage and mailing ...............................         6,950
   Legal fees ........................................         6,132
   Directors' fees ...................................         4,000
   Accounting system and pricing service fees ........         3,664
   Custodian fees ....................................         3,309
   Printing ..........................................         2,494
   Insurance .........................................         1,100
   Other operating expenses ..........................         2,634
                                                            --------
       Total expenses ................................       287,420
                                                            --------
       Net investment income .........................      $567,528
                                                            --------
                                                            --------

The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets
For the six months ended June 30, 2003 (unaudited) and the year ended December 31, 2002
------------------------------------------------------------------------------------------------
                                                                       2003             2002
                                                                  -------------    -------------
INCREASE IN NET ASSETS FROM OPERATIONS
    Net investment income .....................................    $    567,528    $   1,879,767
                                                                   ------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income ................................        (567,528)      (1,879,767)
                                                                   ------------    -------------
CAPITAL SHARE TRANSACTIONS (all at $1.00 per share)
    Proceeds from shares issued ...............................      58,654,111       98,468,962
    Reinvestment of distributions .............................         625,495        1,888,796
    Cost of shares redeemed ...................................     (68,275,455)    (112,026,461)
                                                                   ------------    -------------
             Decrease in net assets derived
              from capital share transactions .................      (8,995,849)     (11,668,703)
                                                                   ------------    -------------
             Total decrease in net assets .....................      (8,995,849)     (11,668,703)
                                                                   ------------    -------------
NET ASSETS
    Beginning of period .......................................     132,099,110      143,767,813
                                                                   ------------    -------------
    End of period .............................................    $123,103,261    $ 132,099,110
                                                                   ------------    -------------
                                                                   ------------    -------------

     The accompanying notes to financial statements are an integral part of these statements.

Financial Highlights
(For a share outstanding throughout each period)
-----------------------------------------------------------------------------------------------
                                           Six Months             Year ended December 31,
                                        Ended 06/30/2003   ------------------------------------
                                           (unaudited)     2002    2001    2000    1999    1998
                                        ----------------   ----    ----    ----    ----    ----
NET ASSET VALUE, BEGINNING OF PERIOD          $1.00       $1.00   $1.00   $1.00   $1.00   $1.00
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income ....................   .004        .014    .037    .060    .048    .052
                                              -----       -----   -----   -----   -----   -----
  LESS DISTRIBUTIONS
  From net investment income ...............  (.004)      (.014)  (.037)  (.060)  (.048)  (.052)
                                              -----       -----   -----   -----   -----   -----
NET ASSET VALUE, END OF PERIOD .............  $1.00       $1.00   $1.00   $1.00   $1.00   $1.00
                                              -----       -----   -----   -----   -----   -----
                                              -----       -----   -----   -----   -----   -----
TOTAL RETURN ...............................   .42%*      1.39%   3.81%   6.19%   4.91%   5.26%
SUPPLEMENTAL DATA:
Net assets, end of period (millions) ....... $123.1      $132.1  $143.8  $160.4  $140.9  $160.2
Ratio of expenses to average net assets ....   .43%**      .42%    .44%    .45%    .49%    .48%
Ratio of net investment income
 to average net assets .....................   .84%**     1.38%   3.78%   6.02%   4.76%   5.18%
 * Not annualized.
** Annualized.

    The accompanying notes to financial statements are an integral part of these statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (unaudited)
-------------------------------------------------------------------------------
(1) Summary of Significant Accounting Policies --
    Nicholas Money Market Fund, Inc. (the "Fund") is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended.
    The primary objective of the Fund is to achieve as high a level of current income as is consistent with preserving capital and providing liquidity.
    The following is a summary of the significant accounting policies of the
    Fund:
    (a)  Securities held by the Fund, which are purchased at a discount or premium, are valued on the basis of amortized cost.  Amortized cost approximates market value and does not take into account unrealized gains or losses or the impact of fluctuating interest rates.  Variable rate instruments purchased at par are valued at cost which approximates market value.  Investment transactions are recorded no later than the first business day after the trade date, which is not materially different from accounting principles generally accepted in the United States.
    (b)  Yield to maturity is calculated at date of purchase for commercial paper.  For variable rate securities, the yield to maturity is calculated based on current interest rate and payment frequency.
    (c)  The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less and purchases investments which have maturities of 397 days or less.  As of June 30, 2003, the Fund's dollar-weighted average portfolio maturity was 30 days.  Days to maturity on variable rate securities are based on the number of days until the interest reset date or demand feature, whichever is longer.
    (d)  Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute all of its net investment income and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.
    (e)  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from estimates.
(2) Investment Adviser and Management Agreement --
    The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the "Adviser") to serve as investment adviser and manager.  Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of .30% of the average net asset value of the Fund.  The Adviser has voluntarily agreed to reimburse the Fund if total operating expenses (other than the management fee) incurred by the Fund exceed .50% of the average net assets for the year.  No reimbursements were made in 2003.

-------------------------------------------------------------------------------
Nicholas Family of Funds
Services Offered
-------------------------------------------------------------------------------
*   IRAs
    * Traditional         * SIMPLE
    * Roth                * SEP
*   Coverdell Education Accounts
*   Self-employed Master Retirement Plan
    * Profit Sharing      * Money Purchase
*   Automatic Investment Plan
*   Direct Deposit of Dividend and Capital Gain Distributions
*   Systematic Withdrawal Plan with Direct Deposit
*   Monthly Automatic Exchange between Funds
*   Telephone Redemption
*   Telephone Exchange
*   24-hour Automated Account Information (1-800-544-6547)
*   24-hour Internet Account Access (www.nicholasfunds.com)
Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Family of Funds (1-800-227-5987).

                             Directors and Officers

                  ALBERT O. NICHOLAS, President and Director

                         TIMOTHY P. REILAND, Director

                          JAY H. ROBERTSON, Director

                  DAVID L. JOHNSON, Executive Vice President

           THOMAS J. SAEGER, Executive Vice President and Secretary

              JEFFREY T. MAY, Senior Vice President and Treasurer

                   DAVID O. NICHOLAS, Senior Vice President

                       LYNN S. NICHOLAS, Vice President

                       KATHLEEN A. EVANS, Vice President

                       CANDACE L. LESAK, Vice President

                              Investment Adviser
                            NICHOLAS COMPANY, INC.
                             Milwaukee, Wisconsin
                         414-272-6133 or 800-227-5987

                                Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                             Milwaukee, Wisconsin
                         414-276-0535 or 800-544-6547

                                   Custodian
                                U.S. BANK N.A.
                               Cincinnati, Ohio

                                   Auditors
                             DELOITTE & TOUCHE LLP
                               Chicago, Illinois

                                    Counsel
                         MICHAEL BEST & FRIEDRICH LLP
                             Milwaukee, Wisconsin

This report is submitted for the information of shareholders of the Fund.  It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                               SEMIANNUAL REPORT

                       NICHOLAS MONEY MARKET FUND, INC.
700 North Water Street
Milwaukee, Wisconsin 53202
www.nicholasfunds.com
June 30, 2003

Item 2. Code of Ethics.

Applicable only for reports covering fiscal years ending on or after July 15, 2003.

Item 3. Audit Committee Financial Expert.

Applicable only for reports covering fiscal years ending on or after July 15, 2003.

Item 4. Principal Accountant Fees and Services.

Applicable only for reports covering fiscal years ending on or after December 15, 2003.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of (i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds on or after July 1, 2003.

Item 8. [Reserved.]

Item 9. Controls and Procedures.

The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 10. Exhibits.

(a) Code of Ethics -- Applicable only for reports covering fiscal years ending on or after July 15, 2003.

(b) Certifications of Principal Executive Officer and Principal Financial Officer attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Money Market Fund, Inc.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: August 28, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: August 28, 2003

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date: August 28, 2003